Tax matters - Statutory tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax matters
Accounting profit/(loss) before income tax	$ (222,420)	$ (411,818)	$ 35,568
Adjustment for discontinued operations	(5,399)	(28,135)
Accounting profit/(loss) before income tax	$ (227,819)	$ (439,954)
Effective tax rate	24.00%	24.00%	49.00%
At weighted effective tax rate of 24% (2018: 49% and 2017: 43%)	$ (54,294)	$ (105,369)	$ 17,409
Non-taxable income/(expenses)		(17,020)	(14,856)
Non-deductible expenses	6,779	49,390	25,079
Movements in unprovided deferred tax		4,604	7,620
Differing territorial tax rates	3,064	(3,987)	(2,262)
Adjustments in respect of prior periods	(50)	2,160	(1,038)
Other items	70,123	20,407	(4,936)
Elimination of effect of interest in joint ventures	899	917	1,079
Other permanent differences	(389)	9,234	1,242
Incentives and deductions	(2,456)	(1,302)	(6,944)
US State taxes	(1,737)	(824)	1,235
Taxable capital gains		249	607
Adjustments in current income tax due to discounted operations			(3,776)
Income tax expense (benefit)	$ 21,939	$ (41,541)	$ 20,459	[1]

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations (see Note 29).